Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions And Balances
Schedule of related party payments

	December 31,		December 31,		December 31,
	2023		2022		2021

Professional fees	$50,588		$60,000		$60,000
Salaries and benefits	398,307	(3)	484,435	(2)	450,522	(1)
Share-based payments	702,000		1,212,300		1,551,850
Directors’ fees	140,000		145,000		102,500
	$1,290,895		$1,901,735		$2,164,872

(1)	As at December 31, 2021, the Company owed $256,000 to the Chair as a result of the Chair deferring his salary from May 1, 2019 to December 31, 2021. On September 1, 2022, the Chair agreed to forfeit $177,200 of the unpaid balance of the deferred salary and recorded as a gain on debt forgiveness on the statement of comprehensive loss. The new amount owed of $78,800 was paid on December 15, 2022.
(2)	As at December 31, 2022, the Company accrued cash bonuses to related parties of $104,263 that is included in trade and other payables.
(3)	As at December 31, 2023, the Company accrued cash bonuses to related parties of $112,894 that is included in trade and other payables.